Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information [Abstract]
SEGMENT INFORMATION

5. SEGMENT INFORMATION

Emera manages its reportable segments separately due in part to their different geographical, operating and regulatory environments. Segments are reported based on each subsidiary’s contribution of revenues, net income attributable to common shareholders and total assets as reported to the Company’s chief operating decision maker.

As at December 31, 2016, Emera has six reportable segments, specifically:

  Emera Florida and New Mexico (includes TEC, consisting of two divisions:  Tampa Electric and PGS, NMGC, their parent company TECO Energy, and TECO Finance, a wholly owned financing subsidiary of TECO Energy);
  NSPI;
  Emera Maine;
  Emera Caribbean (ECI and its subsidiaries including BLPC, Domlec, GBPC, and an equity investment in Lucelec);
  Emera Energy (Emera Energy Services, NEGG Facilities, Bayside Power, Brooklyn Energy and an equity investment in Bear Swamp); and
  Corporate and Other (Emera Utility Services, ENL, Emera Brunswick Pipeline, Corporate, other strategic investments and holding companies).

	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	segment
millions of Canadian dollars	Mexico (2)	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2016
Operating revenues from external customers (1)	$1,839	$1,356	$297	$419	$298	$69	$(2)	$4,276
Inter-segment revenues (1)	-	-	-	-	11	24	(34)	1
Total operating revenues	1,839	1,356	297	419	309	93	(36)	4,277
Allowance for funds used during construction - debt and equity	28	6	1	-	-	-	-	35
Regulated fuel and fixed cost deferral adjustments	-	61	-	-	-	-	-	61
Depreciation and amortization	243	197	51	48	45	4	-	588
Interest expense (3)	125	127	19	15	2	312	-	600
Interest revenue	-	-	-	-	1	1	-	2
Internally allocated interest (4)	-	-	-	-	(24)	24	-	-
Income from equity investments	-	-	-	3	11	86	-	100
Income tax expense (recovery)	100	12	23	14	(53)	(118)	-	(22)
Net income attributable to common shareholders	172	130	47	100	(110)	(112)	-	227
Capital expenditures	547	304	85	87	39	7	-	1,069
As at December 31, 2016
Total assets	18,016	4,776	1,543	1,331	1,702	1,966	(113)	29,221
Investments subject to significant influence	-	-	13	39	-	895	-	947
Goodwill	5,957	-	154	102	-	-	-	6,213
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes that the elimination of these transactions would understate property, plant and equipment, operating, maintenance and general expenses, or regulated fuel for generation and purchased power. Inter-company transactions which have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Financial results of Emera Florida and New Mexico are from July 1, 2016, the date of the acquisition.
(3) Corporate and Other Interest expense has been reduced by amortization of $13 million related to the unregulated long-term debt fair market value adjustment recognized on the acquisition of TECO Energy.
(4) Segment net income is reported on a basis that includes internally allocated financing costs.

	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	segment
millions of Canadian dollars	Mexico (2)	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2015
Operating revenues from external customers (1)	$-	$1,417	$284	$442	$578	$68	$(2)	$2,787
Inter-segment revenues (1)	-	-	-	8	12	24	(42)	2
Total operating revenues	-	1,417	284	450	590	92	(44)	2,789
Allowance for funds used during construction - debt and equity	-	4	2	-	-	-	-	6
Regulated fuel and fixed cost deferral adjustments	-	42	-	-	-	-	-	42
Depreciation and amortization	-	206	47	44	41	2	-	340
Interest expense	-	129	19	14	1	59	-	222
Interest revenue	-	5	-	-	1	-	-	6
Internally allocated interest (3)	-	-	-	-	(18)	18	-	-
Income from equity investments	-	-	-	3	21	84	-	108
Income tax expense (recovery)	-	23	27	3	50	(10)	-	93
Net income attributable to common shareholders	-	130	45	41	99	82	-	397
Capital expenditures	-	271	65	44	98	9	-	487
As at December 31, 2015
Total assets	-	4,721	1,558	1,403	1,919	2,663	(225)	12,039
Investments subject to significant influence	-	-	12	39	-	1,094	-	1,145
Goodwill	-	-	158	106	-	-	-	264
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes that the elimination of these transactions would understate property, plant and equipment, operating, maintenance and general expenses, or regulated fuel for generation and purchased power. Inter-company transactions which have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Financial results of Emera Florida and New Mexico are from July 1, 2016, the date of the acquisition.
(3) Segment net income is reported on a basis that includes internally allocated financing costs.

Geographical Information

Revenues(1):

For the	Year ended December 31
millions of Canadian dollars	2016	2015
Canada	$1,510	$1,546
United States	2,348	786
Barbados	254	259
The Bahamas	121	154
Dominica	44	44
	$4,277	$2,789
(1) Revenues are based on country of origin of the product or service sold

Property Plant and Equipment:

As at	December 31	December 31
millions of Canadian dollars	2016	2015
Canada	$3,791	$3,672
United States	12,724	2,034
Barbados	416	402
The Bahamas	295	299
Dominica	64	62
	$17,290	$6,469